CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Q1) UNAUDITED (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Deferred tax asset	$ 11,498	$ 2,930	$ 273,009
Accumulated depreciation	$ 31,475	$ 28,435	$ 19,253
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000	10,000,000
Common Stock, shares issued (in shares)	60,009,005	60,009,005	54,859,005
Common stock, shares outstanding (in shares)	60,009,005	60,009,005	54,859,005